Shareholders' Equity, Earnings per Common Share and Dividend Restrictions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended				0 Months Ended
	Jul. 25, 2013	May 08, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 07, 2013	Oct. 31, 2013 Subsequent Event
Subsequent Event [Line Items]
Number of warrants issued and outstanding									26,050,846
Percentage of issued warrants to total shares issued and outstanding									9.99%
Exercise price of warrants									48.75
Fair value of warrants issued									$ 94.0
Cash dividends declared per share of common stock	$ 0.01			$ 0.01	$ 0.00					$ 0.01
Contributions from participants in consolidated investment entities		$ 1,434.0	$ 800.0	$ 626.7	$ 601.7	$ 1,262.0	$ 647.7	$ (8.5)